SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) - SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - Enpro Inc. Retirement Savings Plan [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Participant Loans	$ 5,849,353	[1]
Total	$ 419,792,363
Participant Loans [Member]
SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Party-in-interest	true	[1]
Investment, Identifier [Axis]: American Funds EuroPacific Growth Fund Class R-6 [Member]
SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issuer, borrower, lessor or similar party	American Funds EuroPacific Growth Fund Class R-6 [Member]
Description of investment	Mutual Funds [Member]
Current Value	$ 11,447,806
Investment, Identifier [Axis]: DFA U.S Targeted Value Class I [Member]
SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issuer, borrower, lessor or similar party	DFA U.S Targeted Value Class I [Member]
Description of investment	Mutual Funds [Member]
Current Value	$ 12,814,449
Investment, Identifier [Axis]: Dodge & Cox Stock Fund Class X [Member]
SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issuer, borrower, lessor or similar party	Dodge & Cox Stock Fund Class X [Member]
Description of investment	Mutual Funds [Member]
Current Value	$ 17,281,722
Investment, Identifier [Axis]: Enpro Inc. Common Stock [Member]
SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Party-in-interest	true	[1]
Identity of issuer, borrower, lessor or similar party	Enpro Inc. Common Stock [Member]	[1]
Description of investment	Enpro Inc. Common Stock [Member]	[1]
Current Value	$ 10,294,738	[1]
Investment, Identifier [Axis]: Invesco Stable Value Class B1 [Member]
SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issuer, borrower, lessor or similar party	Invesco Stable Value Class B1 [Member]
Description of investment	Collective Trust Fund [Member]
Current Value	$ 17,590,673
Investment, Identifier [Axis]: Loomis Sayles Core Plus Fixed Income Class F [Member]
SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issuer, borrower, lessor or similar party	Loomis Sayles Core Plus Fixed Income Class F [Member]
Description of investment	Collective Trust Fund [Member]
Current Value	$ 9,704,749
Investment, Identifier [Axis]: Nuveen Winslow Large-Cap Growth ESG Fund Class I [Member]
SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issuer, borrower, lessor or similar party	Nuveen Winslow Large-Cap Growth ESG Fund Class I [Member]
Description of investment	Mutual Funds [Member]
Current Value	$ 22,042,218
Investment, Identifier [Axis]: Personal Choice Retirement Account [Member]
SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issuer, borrower, lessor or similar party	Personal Choice Retirement Account [Member]
Description of investment	Self-Directed Investments [Member]
Current Value	$ 16,723,284
Investment, Identifier [Axis]: Schwab US Treasury Money Fund [Member]
SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Party-in-interest	true	[1]
Identity of issuer, borrower, lessor or similar party	Schwab US Treasury Money Fund [Member]	[1]
Description of investment	Interest-Bearing Cash [Member]	[1]
Current Value	$ 595	[1]
Investment, Identifier [Axis]: State Street Target Retirement 2025 Class VI [Member]
SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issuer, borrower, lessor or similar party	State Street Target Retirement 2025 Class VI [Member]
Description of investment	Collective Trust Fund [Member]
Current Value	$ 21,270,404
Investment, Identifier [Axis]: State Street Target Retirement 2030 Class VI [Member]
SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issuer, borrower, lessor or similar party	State Street Target Retirement 2030 Class VI [Member]
Description of investment	Collective Trust Fund [Member]
Current Value	$ 32,792,983
Investment, Identifier [Axis]: State Street Target Retirement 2035 Class VI [Member]
SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issuer, borrower, lessor or similar party	State Street Target Retirement 2035 Class VI [Member]
Description of investment	Collective Trust Fund [Member]
Current Value	$ 27,528,902
Investment, Identifier [Axis]: State Street Target Retirement 2040 Class VI [Member]
SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issuer, borrower, lessor or similar party	State Street Target Retirement 2040 Class VI [Member]
Description of investment	Collective Trust Fund [Member]
Current Value	$ 24,692,579
Investment, Identifier [Axis]: State Street Target Retirement 2045 Class VI [Member]
SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issuer, borrower, lessor or similar party	State Street Target Retirement 2045 Class VI [Member]
Description of investment	Collective Trust Fund [Member]
Current Value	$ 19,206,507
Investment, Identifier [Axis]: State Street Target Retirement 2050 Class VI [Member]
SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issuer, borrower, lessor or similar party	State Street Target Retirement 2050 Class VI [Member]
Description of investment	Collective Trust Fund [Member]
Current Value	$ 20,189,753
Investment, Identifier [Axis]: State Street Target Retirement 2055 Class VI [Member]
SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issuer, borrower, lessor or similar party	State Street Target Retirement 2055 Class VI [Member]
Description of investment	Collective Trust Fund [Member]
Current Value	$ 15,641,529
Investment, Identifier [Axis]: State Street Target Retirement 2060 Class VI [Member]
SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issuer, borrower, lessor or similar party	State Street Target Retirement 2060 Class VI [Member]
Description of investment	Collective Trust Fund [Member]
Current Value	$ 8,688,784
Investment, Identifier [Axis]: State Street Target Retirement 2065 Class VI [Member]
SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issuer, borrower, lessor or similar party	State Street Target Retirement 2065 Class VI [Member]
Description of investment	Collective Trust Fund [Member]
Current Value	$ 3,365,743
Investment, Identifier [Axis]: State Street Target Retirement Income Securities Lending Series Fund Class VI [Member]
SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issuer, borrower, lessor or similar party	State Street Target Retirement Income Securities Lending Series Fund Class VI [Member]
Description of investment	Collective Trust Fund [Member]
Current Value	$ 10,755,748
Investment, Identifier [Axis]: Vanguard Total Bond Market Index Fund Institutional Shares [Member]
SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issuer, borrower, lessor or similar party	Vanguard Total Bond Market Index Fund Institutional Shares [Member]
Description of investment	Mutual Funds [Member]
Current Value	$ 16,538,020
Investment, Identifier [Axis]: Vanguard Total International Stock Index Fund Institutional Shares [Member]
SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issuer, borrower, lessor or similar party	Vanguard Total International Stock Index Fund Institutional Shares [Member]
Description of investment	Mutual Funds [Member]
Current Value	$ 12,379,033
Investment, Identifier [Axis]: Vanguard Total Stock Market Index Fund Institutional Shares [Member]
SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issuer, borrower, lessor or similar party	Vanguard Total Stock Market Index Fund Institutional Shares [Member]
Description of investment	Mutual Funds [Member]
Current Value	$ 70,385,151
Investment, Identifier [Axis]: William Blair Small-Mid Cap Growth CIT Class IV [Member]
SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issuer, borrower, lessor or similar party	William Blair Small-Mid Cap Growth CIT Class IV [Member]
Description of investment	Collective Trust Fund [Member]
Current Value	$ 12,607,640
Minimum [Member]
SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Participant Loans, interest rate	4.25%	[1]
Maximum [Member]
SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Participant Loans, interest rate	9.50%	[1]

[1]	Party-in-interest transaction.